Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	$ 37.3		$ 68.1
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	35.0	[1]	64.3	[1]
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	2.3	[2]	3.8	[2]
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	37.3		68.1
Fair Value, Inputs, Level 3 | Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	35.0	[1]	64.3	[1]
Fair Value, Inputs, Level 3 | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	$ 2.3	[2]	$ 3.8	[2]

[1]	In accordance with Accounting Standard Codification (ASC) Subtopic 310-10, Northern Trust recorded individually impaired loans at fair value and, for the years ended December 31, 2012 and 2011, respectively, reduced by $8.5 million and increased by $11.3 million the level of specific allowances on these loans.
[2]	In accordance with ASC Subtopics 310-40 and 360-10, Northern Trust recorded Other Real Estate Owned (OREO) at fair value and subsequently charged $0.8 million and $1.5 million through other operating expenses during the years ended December 31, 2012 and 2011, respectively, to reduce the fair values of these OREO properties.